September 28, 2021

Ryan Sutcliffe, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Reserve Investment Funds, Inc. (“Registrant”)

 File No.: 811-08279

Dear Mr. Sutcliffe:

Pursuant to Section 8 of the Investment Company Act of 1940, as amended, we are hereby filing Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A.

All changes from the previous amendment are redlined.

Please contact me at 410-345-4981, or in my absence, Vicki S. Booth at 410-577-5024, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman